As filed with the Securities and Exchange Commission on April 4, 2017

Securities Act File No. 002-80751

Investment Company Act File No. 811-03618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 83
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 85

Brighthouse Funds Trust II

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

MICHAEL LAWLOR, ESQ.

Brighthouse Investment Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

BRIAN D. MCCABE, ESQ. Ropes & Gray LLP Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199	JEREMY C. SMITH, ESQ. Ropes & Gray LLP 1211 Avenue of the Americas, New York, New York 11036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 83 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate May 1, 2017 as the new effective date for Post-Effective Amendment No. 82 filed pursuant to Rule 485(a) under the 1933 Act on February 6, 2017. This Post-Effective Amendment No. 83 does not amend or supersede any information contained in Post-Effective Amendment No. 82.

This Post-Effective Amendment relates solely to BlackRock Ultra-Short Term Bond Portfolio, a series of Brighthouse Funds Trust II (formerly, Metropolitan Series Fund) (the “Registrant”). No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

BRIGHTHOUSE FUNDS TRUST II

BLACKROCK ULTRA-SHORT TERM BOND PORTFOLIO

Part A.    INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A of Brighthouse Funds Trust II (formerly, Metropolitan Series Fund) (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on February 6, 2017 (“Amendment No. 82/84”).

Part B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 82/84 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 6, 2017.

Part C.    OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 82/84 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 6, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, BRIGHTHOUSE FUNDS TRUST II, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 83 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 4th day of April 2017.

BRIGHTHOUSE FUNDS TRUST II
(Registrant)

By:	/s/ KRISTI SLAVIN
Kristi Slavin
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 83 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ KRISTI SLAVIN Kristi Slavin	President and Chief Executive Officer (Principal Executive Officer)	April 4, 2017

/s/ PETER H. DUFFY Peter H. Duffy	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	April 4, 2017

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	April 4, 2017

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	April 4, 2017

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	April 4, 2017

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	April 4, 2017

/s/ BARBARA A. NUGENT* Barbara A. Nugent	Trustee	April 4, 2017

/s/ JOHN ROSENTHAL* John Rosenthal	Trustee	April 4, 2017

/s/ LINDA B. STRUMPF* Linda B. Strumpf	Trustee	April 4, 2017

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	April 4, 2017

*BY: /S/ BRIAN D. MCCABE Brian D. McCabe Attorney-in-Fact